Inventories (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 17,486	$ 19,608
Inventories	6,148	6,336
Cost Of Inventories Recognised as Expense	17,284	19,391
Retail [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	13,211	15,112
Inventories	4,817	5,041
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,448	1,396
Inventories	433	371
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	2,535	2,828
Inventories	478	493
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,510	1,760
Inventories	420	431
Corporate and Others Segment [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	9	0
Eliminations [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ (1,227)	$ (1,488)